INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of intangible assets

Group financial statements continued

Notes to the Group accounts continued

9 Intangible assets continued

				Customer and		Assets
			Product-	distribution		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2020		428	2,189	208	428	38	3,291
Exchange adjustment		10	42	(7)	6	–	51
Acquisitions		57	4	–	–	–	61
Additions		–	1	25	26	26	78
Disposals		–	–	–	(3)	–	(3)
Transfers		–	–	–	20	(10)	10
At 31 December 2020		495	2,236	226	477	54	3,488
Exchange adjustment		(8)	(26)	(6)	(7)	(2)	(49)
Acquisitions	21	101	–	11	–	–	112
Additions		–	1	4	27	24	56
Disposals		–	(1)	(4)	(17)	–	(22)
Impairment		–	(4)	–	–	–	(4)
Transfers		–	–	–	11	(8)	3
At 31 December 2021		588	2,206	231	491	68	3,584
Amortisation and impairment
At 1 January 2020		102	1,203	109	310	–	1,724
Exchange adjustment		4	36	(8)	2	–	34
Charge for the year		36	129	25	44	–	234
Impairment		–	5	–	7	–	12
Disposals		–	–	–	(2)	–	(2)
At 31 December 2020		142	1,373	126	361	–	2,002
Exchange adjustment		(3)	(20)	(4)	(7)	–	(34)
Charge for the year		41	131	23	42	–	237
Impairment		–	(2)	–	–	–	(2)
Disposals		–	–	–	(17)	–	(17)
At 31 December 2021		180	1,482	145	379	–	2,186
Net book amounts
At 31 December 2021		408	724	86	112	68	1,398
At 31 December 2020		353	863	100	116	54	1,486

Transfers into software and assets in course of construction includes $3m (2020: $10m) of software transferred from property, plant and equipment. Group capital expenditure relating to software contracted but not provided for amounted to $10m (2020: $9m).

Additions in 2020 include $7m of accrued capital spend. Amortisation and impairment of acquisition intangibles is set out below:

	2021	2020
	$ million	$ million
Technology	41	37
Product-related	118	119
Customer and distribution related	13	15
Total	172	171

Management have assessed the acquisition intangible assets held by the Group to identify any indicators of impairment as a result of COVID. Where an impairment indicator has arisen, impairment reviews have been undertaken by comparing the expected recoverable value of the asset to the carrying value of the asset. There was no impairment charge booked in 2021 in relation to acquisition intangibles (2020: $4m in relation to an immaterial product asset in acquisition intangibles).

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

		Remaining
	Carrying value	amortisation
	$ million	period
Intangibles acquired as part of the ArthroCare acquisition	365	2–12 years
Intangibles acquired as part of the Osiris acquisition	263	7 years
Intangibles acquired as part of the Healthpoint acquisition	216	1–6 years